PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment, gross		$ 154,378	$ 150,225
Less accumulated depreciation		(80,184)	(57,663)
Property, plant and equipment, net	$ 199,989	74,194	92,562
Equipment [Member]
Property, plant and equipment, gross		22,240	22,240
Vehicle [Member]
Property, plant and equipment, gross		32,000	32,000
Furniture and Fixtures [Member]
Property, plant and equipment, gross		69,840	69,840
Leasehold improvements [Member]
Property, plant and equipment, gross		$ 30,298	$ 26,145